Investment in Affiliates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Mar. 31, 2015 USD ($)	Feb. 21, 2014 USD ($)	Feb. 21, 2014 CNY (¥)
Investment in Affiliates
Investment in Affiliates	$ 39,011		¥ 287,390		¥ 252,706
Share of loss of affiliates	$ 12,977	¥ 84,063	62,716	¥ 0
Impairment loss for investment in affiliate		¥ 58,510	0	¥ 0
Others
Investment in Affiliates
Investment in Affiliates			5,133		29,385
Ovation
Investment in Affiliates
Investment in Affiliates			279,244		137,401
Equity method ownership interest percentage							23.00%	23.00%
Consideration for equity method investment							$ 55,777	¥ 339,303
Explink
Investment in Affiliates
Investment in Affiliates			¥ 3,013
Feiyuan
Investment in Affiliates
Investment in Affiliates					¥ 85,920
Equity method ownership interest percentage						42.61%
Consideration for equity method investment | $						$ 95,409